Note 4 - Other Liabilities: Other Liabilities (Tables)	Jun. 30, 2025
Tables/Schedules
Other Liabilities

	June 30, 2025	May 1, 2025
Former SAP creditors – Credit facilities*	$47,975	$95,000
Mammoth Crest Capital*	910,000	1,000,000
Calvary Fund loan*	-	845,000
Credit cards	79,839	79,839
Chris Davenport*	133,496	133,496
Vendor payables	588,043	626,367
Total	$1,679,514	$2,694,863